Schedule of deferred revenues (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred revenues on maintenance contracts	€ 731	€ 600
Deferred revenue on RPP	16	50
Deferred revenue on sale of devices	121	304
Deferral of the gain on sale-lease-back transactions	5	9
Total	€ 873	€ 964